OTHER CURRENT LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020
Correction of Error in Previously Issued Financial Statements
Schedule of other current liabilities
	December 26,	June 27,
	2020	2020

Accrued Interest Payable	$1,857,304	$9,051,650
Contingent Consideration	87,893	8,951,801
Derivatives	418,576	546,076
Other Current Liabilities	11,098,390	1,728,854

Total Other Current Liabilities	$13,462,163	$20,278,381

	2020	2019

Accrued Interest Payable	$9,051,650	$2,819,594
Contingent Consideration	8,951,801	774,000
Other Current Liabilities	1,728,854	52,786

Total Other Current Liabilities	$19,732,305	$3,646,380

Schedule of other non-current liabilities
	2020	2019

Deferred Gain on Sale of Assets (1)(2)	$4,164,713	$4,731,338
Contingent Consideration	-	20,197,690
Other Long Term Liabilities	50,820	-

Total Other Non-Current Liabilities	$4,215,533	$24,929,028

Schedule of fair value of derivative liabilities
December 26,
2020

Balance at Beginning of Period	$546,076

Change in Fair Value of Derivative Liabilities	(127,500)

Balance at End of Period	$418,576